Benefits - Schedule of Vesting Periods (Details) - EBP 011 - FRS	Dec. 31, 2025
Less than 2 years
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	0.00%
2 years and after
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	100.00%
Less than 3 years
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	0.00%
3 years and after
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	100.00%